Subsequent Events (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 01, 2022 shares	Jan. 18, 2022 event shares	Jan. 14, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 31, 2022 $ / shares	Jul. 22, 2021 $ / shares shares	Jul. 21, 2021 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001
Warrant, exercise price (in dollars per share) | $ / shares									$ 11.50
Proceeds from exercise of warrants | $					$ 76,607	$ 0
Unexercised and outstanding warrants (in shares)					4,260,000			11,350,000
Earn-out shares
Subsequent Event [Line Items]
Unrecognized stock-based expense, other than options | $					$ 28,000
Public and private warrants
Subsequent Event [Line Items]
Shares issued upon exercise of warrants (in shares)					7,100,000
Proceeds from exercise of warrants | $					$ 76,600
Subsequent Event
Subsequent Event [Line Items]
Number of earnout triggers | event		6
Earn-outshares	21,500,000	23,460,000
Subsequent Event | Enview, Inc.
Subsequent Event [Line Items]
Cash paid for acquisition | $				$ 35,500
Lock up period expirations				180 days
Subsequent Event | Public and private warrants
Subsequent Event [Line Items]
Shares issued upon exercise of warrants (in shares)			9,100,000
Warrant, exercise price (in dollars per share) | $ / shares			$ 11.50
Proceeds from exercise of warrants | $			$ 104,500
Unexercised and outstanding warrants (in shares)			600,000
Redemption price per warrant (in dollars per share) | $ / shares							$ 0.01
Subsequent Event | Private warrants
Subsequent Event [Line Items]
Unexercised and outstanding warrants (in shares)			1,700,000
Exercised warrants outstanding (in shares)			2,800,000
Subsequent Event | Common Class A | Enview, Inc.
Subsequent Event [Line Items]
Equity issued in acquisition (in shares) | $				$ 1,600
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001